Provisions (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of other provisions [abstract]
Summary of Development of Provisions

The development of the provisions are as follows:

	Personnel obligations	Legal	Other	Total
September 30, 2023	17,175	10,136	13,974	41,285
Additions	22,830	—	1,629	24,459
Utilization	(12,243)	—	(11,428)	(23,671)
Reversals	(1,642)	(2,520)	(293)	(4,455)
Transfer to accruals	—	(1,145)	—	(1,145)
Impact of foreign currency translation	(277)	—	(165)	(442)
September 30, 2024	25,843	6,471	3,717	36,031
thereof current	22,908	6,471	1,785	31,164
thereof non-current	2,935	—	1,932	4,867
Additions	25,901	584	4,093	30,578
Utilization	(20,715)	—	(1,879)	(22,594)
Reversals	(2,339)	(438)	(45)	(2,822)
Impact of foreign currency translation	(329)	—	(113)	(442)
September 30, 2025	28,361	6,617	5,773	40,751
thereof current	25,467	6,617	4,254	36,338
thereof non-current	2,894	—	1,519	4,413